Shareholder Report, Holdings (Details) - C000012453	Sep. 30, 2024
SPDR Portfolio S&P 500 ETF0.002158_78464A854
Holdings [Line Items]
Percent of Total Investments	7.17%
Broadcom, Inc.None_11135F101
Holdings [Line Items]
Percent of Total Investments	7.16%
Apple, Inc.None_037833100
Holdings [Line Items]
Percent of Total Investments	6.89%
NVIDIA Corp.None_67066G104
Holdings [Line Items]
Percent of Total Investments	5.81%
Alphabet, Inc.NoneA_02079K305
Holdings [Line Items]
Percent of Total Investments	5.63%
Meta Platforms, Inc.NoneA_30303M102
Holdings [Line Items]
Percent of Total Investments	5.26%
Amazon.com, Inc.None_023135106
Holdings [Line Items]
Percent of Total Investments	4.81%
L3Harris Technologies, Inc.None_502431109
Holdings [Line Items]
Percent of Total Investments	3.83%
Microsoft Corp.None_594918104
Holdings [Line Items]
Percent of Total Investments	3.42%
Visa, Inc.NoneA_92826C839
Holdings [Line Items]
Percent of Total Investments	3.17%
Information Technology
Holdings [Line Items]
Percent of Total Investments	47.80%
Industrials
Holdings [Line Items]
Percent of Total Investments	18.60%
Financials
Holdings [Line Items]
Percent of Total Investments	9.10%
Health Care
Holdings [Line Items]
Percent of Total Investments	8.90%
Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.90%
Energy
Holdings [Line Items]
Percent of Total Investments	4.30%
Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.40%
Common Stock
Holdings [Line Items]
Percent of Total Investments	92.80%
InvestmentType_Exchange Traded Fund
Holdings [Line Items]
Percent of Total Investments	7.20%